CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
As of December 31, 2021, 2020 and 2019, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2021	2020	2019
Cash and cash equivalents	197,032	153,093	153,060
Short-term restricted cash	12,985	22,009	10,184
Long-term restricted cash	—	—	—
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	210,017	175,102	163,244